Income taxes - Schedule of Income (Loss) Before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Earnings (loss) before income taxes	$ 211.0	$ 177.2
Canada
Income Tax Paid, by Individual Jurisdiction [Line Items]
Earnings (loss) before income taxes	(26.7)	(28.9)
United States
Income Tax Paid, by Individual Jurisdiction [Line Items]
Earnings (loss) before income taxes	168.8	77.4
Foreign
Income Tax Paid, by Individual Jurisdiction [Line Items]
Earnings (loss) before income taxes	$ 68.9	$ 128.7